SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 10, 2017. For Certain MFS® Funds

Effective immediately, the following is added to the end of the Table of contents:

Appendix 1 — WAIVERS AND REDUCTIONS OF SALES CHARGES	1-1

Effective immediately, the following sentence is added to the first paragraph in the sub-section entitled “Fees and Expenses” under the main heading entitled “Summary of Key Information”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below.

Effective immediately, the reference to page H-1 of the fund’s Statement of Additional Information (“SAI”) for “Waivers of Sales Charges” in the sub-section entitled “Fees and Expenses” under the main heading entitled “Summary of Key Information” is hereby replaced with a reference to page 1-1 of the fund’s Prospectus for “Appendix 1 — Waivers and Reductions of Sales Charges”.

Effective immediately, the second paragraph under the sub-heading entitled “Sales Charges and Waivers or Reductions” under the main heading entitled “Description of Share Classes” is restated as follows:

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares.  The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix 1 of the Prospectus, which is available to you free of charge and on funds.mfs.com.  You or your financial intermediary must inform MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Effective immediately, the paragraphs in the sub-section entitled “Sales Charge Waivers or Reductions” under the sub-heading entitled “Sales Charges and Waivers or Reductions” beneath the main heading entitled “Description of Share Classes” are deleted in their entirety.

Effective immediately, the sub-section entitled “Systematic Withdrawal Plan” under the sub-heading entitled “Redeeming Directly Through MFSC” under the heading entitled “How to Redeem Shares” under the main heading entitled “How To Purchase, Redeem, and Exchange Shares” is restated as follows:

•                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. Please contact MFSC or your financial intermediary for details.

Effective immediately, the following paragraph is added to the end of the sub-section entitled “How to Exchange Shares” under the main heading entitled “How To Purchase, Redeem, and Exchange Shares”:

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges.

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For Certain MFS Funds

Effective immediately, the following is added to the end of the Prospectus immediately following the Financial Highlights:

APPENDIX 1 - WAIVERS AND REDUCTIONS OF SALES CHARGES

This Appendix sets forth the various circumstances in which the initial sales charge (“ISC”) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained on an omnibus level by Merrill Lynch with the fund, Category I waivers apply.  For all other transactions, Category II waivers apply.

Not all MFS Funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver or reduction at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the charge if: the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund; the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC.

The CDSC may be waived from time to time pursuant to Conduct Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”).

All references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

Financial Intermediary Category I —

Waivers and Reductions Applicable to Purchases with Merrill Lynch Listed as Record Owner and/or Broker of Record Which are Maintained on an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the Fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the prospectus.	√	√
Shares acquired by trustees of the Fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases

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For Certain MFS Funds

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

The initial sales charge imposed on purchases of Class A shares is waived on Class A purchases of $1 million or more for funds with an initial sales charge of 5.75% and $500,000 or more for funds with an initial sales charge of 4.25% or 2.50% (including pursuant to a Letter of Intent or Right of Accumulation) as described below.

√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by or through a 529 Plan.	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS Fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value (determined at the time of your first withdrawal under the plan(s), or January 4, 2016, with respect to Class A and Class 529A shares, January 3, 2007, with respect to Class B and Class 529B shares, or January 2, 2008, with respect to Class C and Class 529C shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√
In connection with the sale of Class C shares in the month of or following the 10-year anniversary of the purchase date of such shares and the purchase of Class A shares of the same fund.	√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

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For Certain MFS Funds

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

•                  Individual accounts;

•                  Joint accounts;

•                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

•                  Accounts in 529 Plans held on an omnibus basis;

•                  Certain single-participant retirement plan accounts;

•                  Certain Individual Retirement Accounts;

•                  Uniform Gifts/Transfers to Minor Acts accounts; and

•                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

Financial Intermediary Category II —

Waivers and Reductions Applicable to all Purchases That Do Not Qualify for Financial Intermediary Category I

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the Fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the Fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS Fund into the same class of shares of another MFS Fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√

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For Certain MFS Funds

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS Fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the Fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the Fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a Fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Bank Trust Departments and Law Firms

Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with MFD and are acquiring such shares for the benefit of their trust account clients.

	√	√
E. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS Fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS Fund.

	√	√
F. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value (determined at the time of your first withdrawal under the plan(s), or January 4, 2016, with respect to Class A and Class 529A shares, January 3, 2007, with respect to Class B and Class 529B shares, or January 2, 2008, with respect to Class C and Class 529C shares, whichever is later).

		√	√	√
G. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
H. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
I. Asset-based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
J. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
K. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
L. Conversions
In connection with a conversion from Class A shares to Class I shares of the same Fund.		√
In connection with a conversion from Class I shares to Class A shares of the same Fund.	√

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For Certain MFS Funds

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
M. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS Fund.	√
N. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
O. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived on Class A purchases of $1 million or more funds with an initial sales charge of 5.75% and $500,000 or more funds with an initial sales charge of 4.25% or 2.50% (including pursuant to a Letter of Intent or Right of Accumulation) as described below.

√
P. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the Fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the Fund and concurrently purchase Class A shares without paying an initial sales charge.

√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same Fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
Q. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer Fund shares through such platform.

	√	√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√

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For Certain MFS Funds

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Distributions made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age of 70½ years old, but only with respect to the minimum distribution under the Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the Fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Administrative Service Arrangements

Shares acquired by 529 tuition programs whose sponsors or administrators have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative or investment advisory services subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

√
D. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
E. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
F. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
G. Transfers from Oppenheimer Funds 529 Plan

Effective January 1, 2010, shares acquired as a result of the transfer of assets from the A Unit Class or B Unit Class in the Oppenheimer Funds 529 Plan to MFS 529 Savings Plan at the direction of the Oregon 529 College Savings Board.

√

Effective January 1, 2010, shares redeemed that were acquired as a result of the transfer of assets from the C Unit Class in the Oppenheimer Funds 529 Plan to the MFS 529 Savings Plan at the direction of the Oregon 529 College Savings Board.

√

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For Certain MFS Funds

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, you or your financial intermediary must inform MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

•                  Individual accounts;

•                  Joint accounts;

•                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

•                  MFS 529 College Savings Plan accounts;

•                  Certain single-participant retirement plan accounts;

•                  Certain Individual Retirement Accounts;

•                  Uniform Gifts/Transfers to Minor Acts accounts; and

•                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration, except proceeds from a Class B share redemption can only be reinvested into Class A shares.

Any CDSC paid upon the redemption of Class A shares or Class C shares will be credited to your account, and your new Class A shares or Class C shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B shares will not be credited to your account.

In order to benefit from the reinstatement privilege, you or your financial intermediary must inform MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

1028417	MULTI-SUP-III-041017